SCHEDULE OF EXERCISE PRICE OF OUTSTANDING STOCK OPTIONS (Details) (Parenthetical) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Exercise Price Range One [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price range lower range limit	$ 0.01	$ 0.01
Exercise price range upper range limit	8.00	8.00
Exercise Price Range Two [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price range lower range limit	8.01	8.01
Exercise price range upper range limit	16.00	16.00
Exercise Price Range Three [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price range lower range limit	$ 16.00	$ 16.01